Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Remaining useful life	3 years
Operating lease	$ 127	$ 138
Operating Lease, Weighted Average Remaining Lease Term	3 years
Operating Lease, Weighted Average Discount Rate, Percent	10.00%